UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment: [  ]; Amendment Number: ____________
         This Amendment (Check only one):   [  ]    is a restatement.
                                            [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Peconic Partners LLC
Address:   P.O. Box 3002
           506 Montauk Highway
           East Quogue, NY  11942

Form 13F File Number: 28-6618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph W. Sullivan
Title:     Chief Compliance Officer
Phone:     (212) 904-0444

Signature, Place, and Date of Signing:

/s/ Joseph W. Sullivan             New York, NY              August 6, 2008
----------------------            -------------            -----------------
[Signature]                       [City, State]                 [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADA-ES Inc                          common      005208103      414    46046 SH        SOLE                   46046
Activision Inc                      common      004930202     7049   206900 SH        SOLE                  206900
Adobe Systems, Inc.                 common      00724F101     1544    39200 SH        SOLE                   39200
Alliance Fiber Optic Products       common      018680108       69    50000 SH        SOLE                   50000
Alliance Holdings GP                common      01861g100      936    31400 SH        SOLE                   31400
Alliance Resource Partners          common      01877R108      401     7200 SH        SOLE                    7200
Alpha Natural Resources Inc         common      02076X102   259132  2484725 SH        SOLE                 2484725
American Electric Power Co., I      common      025537101      402    10000 SH        SOLE                   10000
American Tower Corp. (Class A)      common      029912201    40987   970100 SH        SOLE                  970100
Apple Computer, Inc.                common      037833100     4387    26200 SH        SOLE                   26200
BPZ Resources                       common      055639108    44655  1518867 SH        SOLE                 1518867
Best Buy Co. Inc.                   common      086516101     3992   100800 SH        SOLE                  100800
Bucyrus International Inc-A         common      118759109    11165   152900 SH        SOLE                  152900
CNX Gas Corp                        common      12618h309     4498   107000 SH        SOLE                  107000
Calpine Corporation (New)           common      131347304    67285  2982506 SH        SOLE                 2982506
Ceragon Netwoks                     common      2616148        387    50000 SH        SOLE                   50000
Chesapeake Energy Corp              common      165167107      660    10000 SH        SOLE                   10000
Childrens Place Retail Stores       common      168905107    12091   334921 SH        SOLE                  334921
China Enterprises Ltd.              common      G2109M100      144   436375 SH        SOLE                  436375
Cisco Systems Inc.                  common      17275R102     9397   404000 SH        SOLE                  404000
Crown Castle International Cor      common      228227104    50953  1315600 SH        SOLE                 1315600
Devon Energy Corp.                  common      25179M103     1622    13500 SH        SOLE                   13500
Enbridge Energy Parnters LP         common      29250r106      503    10000 SH        SOLE                   10000
Energy XXI                          common      b1ybpt9         69    10000 SH        SOLE                   10000
Entergy Corp.                       common      29364G103     1205    10000 SH        SOLE                   10000
Enterprise Products Partners        common      293792107      295    10000 SH        SOLE                   10000
Equinix, Inc.                       common      29444u502    18049   202300 SH        SOLE                  202300
Exelon Corp                         common      30161n101      900    10000 SH        SOLE                   10000
F5 Networks Inc                     common      315616102      710    25000 SH        SOLE                   25000
Far East Energy Corp                common      307325100      552   800000 SH        SOLE                  800000
Finisar                             common      31787a101     9760  8201450 SH        SOLE                 8201450
Flotek Industries                   common      343389102     1639    79500 SH        SOLE                   79500
Fluor Corp                          common      343412102     4689    25200 SH        SOLE                   25200
Foster Wheeler                      common      G36535139     1836    25100 SH        SOLE                   25100
Franklin Telecommunications         common      354727208       28    14286 SH        SOLE                   14286
Gafisa S.A.                         common      362607301      859    25000 SH        SOLE                   25000
Google Inc.                         common      38259P508    19478    37000 SH        SOLE                   37000
Helmerich & Payne, Inc.             common      423452101     1440    20000 SH        SOLE                   20000
Intermec Inc.                       common      458786100      422    20000 SH        SOLE                   20000

                                                   FORM 13F INFORMATION TABLE - CONTINUED
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Joy Global Inc                      common      481165108    43110   568515 SH        SOLE                  568515
K-Sea Transportation Partner        common      48268Y101      222     7000 SH        SOLE                    7000
Level 3 Communictions Com           common      52729N100       59    20000 SH        SOLE                   20000
MBIA Inc.                           common      55262C100       44    10000 SH        SOLE                   10000
McDermott International, Inc.       common      580037109     1553    25100 SH        SOLE                   25100
Monsanto Co.                        common      61166W101     6309    49900 SH        SOLE                   49900
Mosaic Company                      common      61945A107   139455   963750 SH        SOLE                  963750
Myriad Genetics Inc.                common      62855J104     1138    25000 SH        SOLE                   25000
NTELOS Holdings                     common      67020q107      254    10000 SH        SOLE                   10000
National Oilwell Varco Inc.         common      637071101     3105    35000 SH        SOLE                   35000
Natural Resource Partners LP        common      63900p103      634    15400 SH        SOLE                   15400
Nuance Communications, Inc.         common      67020Y100     1724   110000 SH        SOLE                  110000
Oracle Corp.                        common      68389X105     1281    61000 SH        SOLE                   61000
Peabody Energy Corp                 common      704549104   118551  1346400 SH        SOLE                 1346400
Penn Virginia Resource Partn        common      707884102     1760    65000 SH        SOLE                   65000
Petrohawk Energy                    common      716495106      926    20000 SH        SOLE                   20000
Petroleo Brasileiro SA Sponsor      common      71654v408     1062    15000 SH        SOLE                   15000
Pinnacle Entertainment Inc.         common      723456109      105    10000 SH        SOLE                   10000
Polycom Inc.                        common      73172K104     1228    50400 SH        SOLE                   50400
Potash Corp Of Saskatchewan         common      73755L107   180490   789650 SH        SOLE                  789650
Powershares DB US Dollar Index      common      73936D107     1048    46600 SH        SOLE                   46600
Qualcomm, Inc.                      common      747525103    18165   409400 SH        SOLE                  409400
Quanta Services Inc                 common      74762E102      835    25100 SH        SOLE                   25100
Research In Motion                  common      760975102    36625   313300 SH        SOLE                  313300
SBA Communications Corp             common      78388j106    27497   763605 SH        SOLE                  763605
Shaw Group Inc                      common      820280105     1551    25100 SH        SOLE                   25100
Smith Micro Software                common      832154108     1097   192500 SH        SOLE                  192500
Switch and Data Facilities          common      871043105     1879   110600 SH        SOLE                  110600
Tesco Corp.                         common      88157k101     3847   120413 SH        SOLE                  120413
Transocean Inc.                     common      G90078109      762     5000 SH        SOLE                    5000
Ultrashort QQQQ Proshares           common      74347r875     1345    30000 SH        SOLE                   30000
Unit Corp.                          common      909218109     1402    16900 SH        SOLE                   16900
Varian Med Sys Inc                  common      92220P105     2608    50300 SH        SOLE                   50300
Westport Innovations                common      960908101      195    40000 SH        SOLE                   40000
ZCL Composites                      common      988909107      385    46400 SH        SOLE                   46400
Mosaic Sept 08 100 Call             calls       61945a9it     5150     1000 SH  call  SOLE                    1000
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